CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary Shares [Member]		Additional Paid-in Capital [Member]	Treasury Shares at Cost [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2011	$ 13,848	$ 60		$ 75,862	$ (17,863)	$ 941	$ (45,152)
Balance, shares at Dec. 31, 2011		4,159,134
Exercise of stock options, shares
Stock-based compensation	(2)			(2)
Net income (loss)	(6,444)						(6,444)
Other comprehensive income (loss)	341					341
Balance at Dec. 31, 2012	7,743	60		75,860	(17,863)	1,282	(51,596)
Balance Shares at Dec. 31, 2012		4,159,134
Exercise of stock options, shares
Stock-based compensation	95			95
Net income (loss)	118						118
Other comprehensive income (loss)	787					787
Balance at Dec. 31, 2013	8,743	60		75,955	(17,863)	2,069	(51,478)
Balance Shares at Dec. 31, 2013	4,159,134	4,159,134
Exercise of stock options	1		[1]	1
Exercise of stock options, shares	442	442
Stock-based compensation	66			66
Net income (loss)	(668)						(668)
Other comprehensive income (loss)	(1,349)					(1,349)
Balance at Dec. 31, 2014	$ 6,793	$ 60		$ 76,022	$ (17,863)	$ 720	$ (52,146)
Balance Shares at Dec. 31, 2014	4,159,576	4,159,576

[1]	Represents an amount lower than $ 1.